CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Class A Common Stock Not Subject to Redemption	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	As Previously Reported	As Previously Reported Class A Common Stock Not Subject to Redemption	As Previously Reported Class B Common Stock	As Previously Reported Additional Paid-in Capital	As Previously Reported Accumulated Deficit
Beginning balance at Oct. 06, 2020	$ 0		$ 0	$ 0	$ 0
Beginning balance, Shares at Oct. 06, 2020			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to sponsor	25,000		$ 720	24,280
Issuance of Class B ordinary shares to sponsor, (in Shares)			7,200,000
Net loss	(20,000)				(20,000)
Ending balance at Dec. 31, 2020	5,000		$ 720	24,280	(20,000)
Ending Balance, Shares at Dec. 31, 2020			7,200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Dividend of Class B ordinary shares to Sponsor			$ 58	(58)	0
Stock Dividend of Class B ordinary shares to Sponsor (in Shares)			575,000
Sale of units	$ 214,438,838	$ 2,430		214,436,408	0
Sale of units (in shares)	24,300,287	24,300,287
Sale of Private Placement Units	$ 35,000,000	$ 350		34,999,650	0
Sale of Private Placement Warrants	6,860,057			6,860,057	0
Ordinary shares subject to redemption	(228,085,957)	$ (2,430)		(228,083,527)	0
Ordinary shares subject to redemption (in Shares)		(24,300,287)
Net loss	(2,234,911)			0	(2,234,911)
Ending balance at Mar. 31, 2021	25,983,027	$ 350	$ 720	28,236,868	(2,254,911)	$ 5,000	$ 0	$ 662	$ 24,338	$ (20,000)
Ending Balance, Shares at Mar. 31, 2021		3,500,000	7,200,000				0	6,625,000
Beginning balance at Dec. 31, 2020	5,000		$ 720	24,280	(20,000)
Beginning balance, Shares at Dec. 31, 2020			7,200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Private Placement Units	35,000,000
Net loss	(7,643,297)
Ending balance at Jun. 30, 2021	20,574,641	$ 350	$ 695	28,236,893	(7,663,297)
Ending Balance, Shares at Jun. 30, 2021		3,500,000	6,950,072
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Private Placement Units (in Shares)		3,500,000
Beginning balance at Mar. 31, 2021	25,983,027	$ 350	$ 720	28,236,868	(2,254,911)	$ 5,000	$ 0	$ 662	$ 24,338	$ (20,000)
Beginning balance, Shares at Mar. 31, 2021		3,500,000	7,200,000				0	6,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(5,408,386)				(5,408,386)
Surrender and cancellation of Founder Shares			$ (25)	25
Surrender and cancellation of Founder Shares (in Shares)			(249,928)
Ending balance at Jun. 30, 2021	$ 20,574,641	$ 350	$ 695	$ 28,236,893	$ (7,663,297)
Ending Balance, Shares at Jun. 30, 2021		3,500,000	6,950,072